Schedule of changes in foreign exchange variation and income tax and social contribution (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2021 BRL (R$)
Disclosure of detailed information about financial instruments [line items]
Beginning balance	R$ (8,642,891)
Exchange variation recorded in the period on OCI / IR and CSL	(1,260,781)
Exchange variation transferred to profit or loss / IR and CSL	1,255,983
Ending balance	(8,647,689)
Exchange variation member
Disclosure of detailed information about financial instruments [line items]
Beginning balance	(13,095,288)
Exchange variation recorded in the period on OCI / IR and CSL	(1,910,274)
Exchange variation transferred to profit or loss / IR and CSL	1,903,004
Ending balance	(13,102,558)
I r and c s l member
Disclosure of detailed information about financial instruments [line items]
Beginning balance	4,452,397
Exchange variation recorded in the period on OCI / IR and CSL	649,493
Exchange variation transferred to profit or loss / IR and CSL	(647,021)
Ending balance	R$ 4,454,869